Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

13000200

Received SEC

MAR 04 2013

Washington, DC 20549

March 4, 2013

001-34691

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ATLANTIC POWER CORPORATION, Rights to Purchase Common Shares and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 28, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
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www.nyx.com